SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2017
Share-Based Payment Arrangements [Abstract]
Share-based compensation plans

	Years ended December 31,
	2017	2016
Share option award plan	$2.0	$2.0
Full value award plans	3.9	3.1
	$5.9	$5.1

Share option award plan

	Year ended December 31, 2017		Year ended December 31, 2016
	Share options (in millions)	Weighted average exercise price (C$/share)[1]	Share options (in millions)	Weighted average exercise price (C$/share)[1]
Outstanding, beginning of the year	6.0	$7.79	5.3	$8.92
Granted	1.6	5.24	1.2	3.26
Exercised	(0.2)	4.23	—	—
Forfeited	(0.7)	12.87	(0.5)	9.44
Outstanding, end of the year	6.7	$6.81	6.0	$7.79
Exercisable, end of the year	3.3	$9.10	3.0	$10.47

1	Exercise prices are denominated in Canadian dollars. The exchange rate at December 31, 2017 between the U.S. dollar and Canadian dollar was
$0.7987/C$.

Disclosure of number and weighted average remaining contractual life of outstanding share options
The following table summarizes information related to share options outstanding at December 31, 2017:

Range of Prices C$/share	Number Outstanding (millions)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$/share)
1.01 - 5.00	2.8	4.2	$3.55
5.01 - 10.00	2.6	4.4	6.28
10.01 - 15.00	0.8	1.3	13.17
15.01 - 20.00	0.4	0.5	18.37
20.01 - 25.00	0.1	0.3	21.18
	6.7	3.7	$6.81

Disclosure of range of exercise prices of outstanding share options
The following table summarizes information related to share options outstanding at December 31, 2017:

Range of Prices C$/share	Number Outstanding (millions)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$/share)
1.01 - 5.00	2.8	4.2	$3.55
5.01 - 10.00	2.6	4.4	6.28
10.01 - 15.00	0.8	1.3	13.17
15.01 - 20.00	0.4	0.5	18.37
20.01 - 25.00	0.1	0.3	21.18
	6.7	3.7	$6.81

Weighted average inputs used in determining the fair value of the options granted
The following were the weighted average inputs to the Black-Scholes model used in determining the fair value of the options granted. The estimated fair value of the options is expensed over their expected life.

	Years ended December 31,
	2017	2016
Weighted average risk-free interest rate	1.1%	0.6%
Weighted average expected volatility[1]	66%	62%
Weighted average dividend yield	0.00%	0.00%
Weighted average expected life of options issued (years)	5.0	5.0
Weighted average grant-date fair value (C$ per share)	$2.89	$1.68
Weighted average share price at grant date (C$ per share)	$5.24	$3.26
Weighted average exercise price (C$ per share)	$5.24	$3.26

1	Expected volatility is estimated by considering historic average share price volatility based on the average expected life of the options.
The following were the weighted average inputs to the Black-Scholes model used in determining the fair value of the deferred share units granted. The estimated fair value of the awards is expensed over their vesting period.

	Years ended December 31,
	2017	2016
Weighted average risk-free interest rate	0.7%	—%
Weighted average expected volatility[1]	76%	—%
Weighted average dividend yield	0.00%	0.00%
Weighted average expected life of deferred share units issued (years)	1.0	—
Weighted average grant-date fair value (C$ per share)	$5.19	$—
Weighted average share price at grant date (C$ per share)	$5.19	$—

1	Expected volatility is estimated by considering historic average share price volatility based on the average expected life of the units.

Full value awards consisting of restricted share units
A summary of the status of the Company’s deferred share units and restricted share units issued to employees and directors under the full value award plan and changes during the year is presented below.

	Years ended December 31,
(in millions)	2017	2016
Outstanding, beginning of the year	3.7	2.1
Granted	2.2	2.6
Issued	(0.6)	(0.6)
Forfeited	(0.7)	(0.4)
Outstanding, end of the year	4.6	3.7

Weighted average inputs used in determining fair value of restricted share units
The following were the weighted average inputs to the Black-Scholes model used in determining the fair value of the restricted share units granted. The estimated fair value of the awards is expensed over their vesting period.

	Years ended December 31,
	2017	2016
Weighted average risk-free interest rate	0.8%	0.5%
Weighted average expected volatility[1]	72%	70%
Weighted average dividend yield	0.00%	0.00%
Weighted average expected life of restricted share units issued (years)	2.9	2.7
Weighted average grant-date fair value (C$ per share)	$5.24	$2.88
Weighted average share price at grant date (C$ per share)	$5.24	$2.88

1	Expected volatility is estimated by considering historic average share price volatility based on the average expected life of the restricted share units.